Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Advances to suppliers(i)	[1]	¥ 3,911	¥ 3,782
Prepaid VAT		11,273	12,416
Rental and other short-term deposits		719	1,701
Staff advances		383	1,276
Prepaid consulting expenses		208	35
Prepaid short-term rent		465	1,052
Receivables from third-party payment platform		8	7
Others(ii)	[2]	5,938	16,500
Total		22,905	36,769
Less: Provision for credit losses		(6,175)	(8,117)
Total		¥ 16,730	¥ 28,652

[1]	Advances to suppliers mainly includes prepaid operation expenses.
[2]	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.